Remeasurement Items affecting operating profit - Assumptions (Details)	12 Months Ended
	Jun. 30, 2026 $ / bbl $ / T R / $ $ / gal	Jun. 30, 2025 R / $ $ / T $ / gal $ / bbl	Jun. 30, 2024 R / $ $ / T $ / gal $ / bbl $ / kJ
Impairment assumptions
Period over which management has projected cash flows	5 years
Crude oil price (Brent) | $ / bbl	76.8	72.16	83.06
Ethane price | $ / gal	0.3126	0.334	0.3955
Ethylene price | $ / T	745.06	747	745
Linear low density polyethylene (LLDPE) price | $ / T	1,021.21	1,039.11	1,090.88
Polyvinyl Chloride (PVC) price | $ / T	786.93	878	980
Oil Product Differentials | $ / bbl	15.47	11.44	10.86
Refining margin | $ / bbl	9.81	7.54	8.11
Exchange rate | R / $	17.09	18.31	17.64
Period for calculation of assumptions used for impairment calculations	5 years
Average exchange rate over ten year period following initial five year forecast horizon | R / $	19.77
Percentage of strengthening (weakening) in average exchange rate over ten year period following initial five year forecast horizon	17.00%
Percentage of assumed South African versus US inflation differential	2.00%	3.50%
Average Brent crude oil price over ten year period following initial five year forecast horizon | $ / bbl	92.01
Percentage of increase (decrease) in average Brent crude oil price over ten year period following initial five year forecast horizon	(3.00%)
Average North East Asia LLDPE price over ten year period following initial five year forecast horizon | $ / T	1,724
Percentage of increase (decrease) in average North East Asia LLDPE price over ten year period following initial five year forecast horizon	(8.10%)
South Africa
Impairment assumptions
Southern African gas purchase price (real) | $ / kJ			0.00001051
Growth rate - Producer Price Index	4.00%	5.50%	5.50%
Weighted average cost of capital	11.50%	14.50%	15.00%
United States
Impairment assumptions
Growth rate - Producer Price Index	2.00%	2.00%	2.00%
Weighted average cost of capital	8.30%	9.10%	9.40%
Europe
Impairment assumptions
Growth rate - Producer Price Index	2.00%	2.00%	2.00%
Europe | Minimum
Impairment assumptions
Weighted average cost of capital	7.10%	7.60%	9.40%
Europe | Maximum
Impairment assumptions
Weighted average cost of capital	8.60%	10.00%	10.50%
Mozambique
Impairment assumptions
Growth rate - Producer Price Index	2.00%	2.00%	2.00%
Weighted average cost of capital	16.40%	18.40%	16.80%